DERIVATIVE FINANCIAL INSTRUMENTS -Schedule of the Changes in Gold Collar and Forward Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 162,935
Balance - end of year	230,881	$ 162,935
Gold collars and forward contracts
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	20,501	4,009
Settlement	(50,628)	(23,482)
Change in fair value	88,599	39,974
Balance - end of year	$ 58,472	$ 20,501